Major Class of Inventory (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Inventory Disclosure [Abstract]
Raw material and supplies	$ 248,426	$ 227,900
Finished goods	539,771	457,918
Total Inventory	$ 788,197	$ 685,818